Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Total revenue	$ 324,000	$ 393,000	$ 999,000	$ 931,000	$ 225,254	$ 1,268,988
Cost of goods sold	52,000	74,000	151,000	230,000	183,681	303,720
Gross profit	272,000	319,000	848,000	701,000	41,573	965,268
Operating expenses:
Labor and related					454,179	1,302,391
Compensation and benefits	371,000	338,000	1,157,000	832,000
Selling, general, and administrative	840,000	784,000	3,494,000	2,670,000	1,055,805	4,799,030
Research and development	62,000	115,000	307,000	196,000	207,600	351,670
Impairment of operating lease right of use asset	255,000		255,000
Total operating expenses	1,528,000	1,237,000	5,213,000	3,698,000	1,717,584	6,453,091
Loss from operations	(1,256,000)	(918,000)	(4,365,000)	(2,997,000)	(1,676,011)	(5,487,823)
Other income (expense):
Change in fair value of derivative liability	(182,000)		101,000			19,491
Discount Amortization	(117,000)		(396,000)
Extinguishment of derivative liabilities						145,565
Private placement costs						(238,395)
Gain on forgiveness of accrued interest					21,000
Gain (loss) on extinguishment of debt	(1,081,000)		(795,000)		41,000
Interest expense	(70,000)	(10,000)	(476,000)	(20,000)		(226,239)
Interest income					39	37
Other income (expense), net	(1,450,000)	(10,000)	(1,566,000)	(20,000)	62,039	(299,541)
Net loss	$ (2,706,000)	$ (928,000)	$ (5,931,000)	$ (3,017,000)	$ (1,613,972)	$ (5,787,364)
Net loss per share, basic and diluted	$ (0.05)	$ (0.02)	$ (0.11)	$ (0.08)	$ (0.05)	$ (0.14)
Weighted average common shares outstanding - basic and diluted	57,844,835	41,823,505	56,034,097	40,092,030	35,100,108	42,808,603
Sales, Net [Member]
Total revenue	$ 315,000	$ 384,000	$ 973,000	$ 914,000	$ 225,254	$ 1,237,200
Distributor License Fees [Member]
Total revenue	$ 9,000	$ 9,000	$ 26,000	$ 17,000		$ 31,788